Property, plant and equipment, net	12 Months Ended
Sep. 30, 2020
Property, plant and equipment, net
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2020	2019
Office equipment	$34,320	$42,887
Transportation equipment	68,984	65,741
Plant, machinery and equipment	114,551	97,454
Leasehold improvements	226,879	155,746
Subtotal	444,734	361,828
Accumulated depreciation	(178,839)	(222,360)
Total	$265,895	$139,468

Depreciation expense was $40,052,  $43,240 and $24,886 for the years ended September 30, 2020, 2019 and 2018, respectively.